19. EMPLOYEES BENEFITS (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) yr
Medical plan [Member]
Disclosure of defined benefit plans [line items]
2021	R$ 7,675
2022	8,282
2023	8,940
2024	9,665
2025	10,439
2026 to 2030	R$ 64,829
Weighted average duration - in years | yr	14.26
F.G.T.S. Penalty [Member]
Disclosure of defined benefit plans [line items]
2021	R$ 81,789
2022	14,552
2023	18,353
2024	19,815
2025	21,916
2026 to 2030	R$ 132,454
Weighted average duration - in years | yr	6.73
Award for length of service [Member]
Disclosure of defined benefit plans [line items]
2021	R$ 13,329
2022	8,855
2023	10,970
2024	13,952
2025	12,553
2026 to 2030	R$ 66,195
Weighted average duration - in years | yr	6.70
Other [Member]
Disclosure of defined benefit plans [line items]
2021	R$ 22,335
2022	13,480
2023	15,556
2024	16,936
2025	18,603
2026 to 2030	R$ 125,521
Weighted average duration - in years | yr	8.47
Total [member]
Disclosure of defined benefit plans [line items]
2021	R$ 125,128
2022	45,169
2023	53,819
2024	60,368
2025	63,511
2026 to 2030	R$ 388,999
Weighted average duration - in years | yr	8.35